Due to Sellers	12 Months Ended
Dec. 31, 2021
Due to Sellers [Abstract]
Due to Sellers	DUE TO SELLERS
The amounts due to sellers as of December 31, 2021 and December 31, 2020 were $25.9 million and $41.1 million, respectively. Included in the due to sellers balance, there are amounts recorded as part of the initial purchase price of acquisitions in 2021 and in prior years, including accrued interest and accrued bonuses payable to various sellers as part of their respective employment agreements, as well as other amounts due to sellers. The amount due to sellers was $17.4 million, and the total bonuses owed to sellers were $8.5 million, as of December 31, 2021. The amount due to sellers was $34.5 million, and the total bonuses owed to sellers were $6.6 million, as of December 31, 2020.
Total bonus charges to various sellers as part of their respective provider employment agreements amounted to a total of $7.6 million, $9.3 million and $6.1 million for the years ended December 31, 2021, 2020 and 2019, respectively. These charges are included within the caption transaction costs and other within the accompanying consolidated statements of operations.